Related Party Transactions - Summary of Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Transactions
General and administrative expenses	$ 17,509	$ 13,362	$ 18,960
Vessel operating costs	72,363	75,333	74,798
Financial costs	47,639	37,297	50,987
(Loss)/gain on derivatives	(9,646)	(2,496)	14,929
GasLog Ltd. / GasLog LNG Services | Commercial management fees
Transactions
General and administrative expenses	4,610	5,400	5,400
GasLog Ltd. | Administrative services fees
Transactions
General and administrative expenses	8,513	4,708	7,838
GasLog Ltd. | Commitment fee under Sponsor Credit Facility
Transactions
Financial costs	68	304	305
GasLog Ltd. | Realized loss on interest rate swaps held for trading
Transactions
(Loss)/gain on derivatives	1,347	4,586	4,347
GasLog Ltd. | Realized loss on forward foreign exchange contracts held for trading
Transactions
(Loss)/gain on derivatives			61
GasLog LNG Services | Management fees
Transactions
Vessel operating costs	6,498	7,728	7,728
GasLog LNG Services | Other vessel operating costs
Transactions
Vessel operating costs	$ 28	$ 30	$ 40